Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Trade and other receivables	$ 1,280	$ (673)
Trade and other payables	113,572	31,569
Non-cash working capital acquired (note 4)	(46,773)	(4,357)
Trade and other receivables/payables	68,079	26,539
Changes in non-cash working capital related to:
Operating activities	39,448	(8,962)
Investing activities	32,435	33,683
Foreign currency translation on non-cash working capital	(3,804)	1,818
Changes in non-cash working capital	$ 68,079	$ 26,539